Revenue Recognition - disaggregation of revenue according to the type of good or service and timing of transfer of goods or services (Detail) - Rigetti Holdings [Member] - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Disaggregation of Revenue [Line Items]
Disaggregation of revenue	$ 6,939,981	$ 4,124,163	$ 5,542,598	$ 735,482
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue	0	0	243,000	47,500
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue	6,939,981	4,124,163	5,299,598	687,982
Development Contract And Services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue	5,029,105	2,534,915	2,919,507	479,653
QCAAS [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue	$ 1,910,876	$ 1,589,248	2,380,091	208,329
Quantum Computing Components [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue			$ 243,000	$ 47,500